Fair Value - Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance				$ 544,957	$ 544,957
Change in fair value				(6,312)	(6,312)	$ (17,087)
Ending balance						544,957
Recurring Basis [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance				544,957	544,957
Ending balance						544,957
Level 3 [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance				544,957	544,957
Ending balance						544,957
Level 3 [Member] | Recurring Basis [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance				$ 544,957	544,957
Initial valuation of derivative liabilities for debt conversion						333,333
Derivative Liability Established at Debt Extinguishment						194,537
Change in fair value					6,312	17,087
Extinguishment of convertible notes payable					(551,269)
Ending balance						$ 544,957